Financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following are the contractual maturities of financial obligations as at December 31, 2014:

	Carrying	Contractual
	amount	cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$55,502	$55,502	$55,502	$—	$—	$—
Unsecured subordinated debentures (1)	46,491	68,613	4,950	63,663	—	—
Senior financing (2)	15,910	16,565	6,314	8,353	779	1,120
Senior revolving financing (3)	12,101	12,743	315	12,429	—	—
Other bank financing (4)	2,646	3,135	1,050	478	121	1,485
Capital lease obligations	1,394	1,490	626	665	200	—
Operating lease commitments	—	57,867	3,946	10,868	9,929	33,125
Royalty payments (5)	1,294	15,927	1,164	2,327	2,327	10,108
	$135,338	$231,842	$73,867	$98,783	$13,356	$45,838

(1) Includes interest at 9%.
(2) Includes interest at rates disclosed in note 13(b) in effect at December 31, 2014.
(3) Includes interest at rates disclosed in note 13(c) in effect at December 31, 2014.
(4) Includes interest at rates disclosed in note 13(d) in effect at December 31, 2014.
(5) From fiscal 2011 to 2015 inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,164 (CDN$1,350) or 0.33% of the Company's gross annual revenue from all sources, provided that gross revenue exceeds $12,693 (CDN$13,500) in any aforementioned fiscal year, up to a maximum of $26,514 (CDN$28,189).  The Company has assumed the minimum required payments.

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
The Company’s functional currency is the Canadian dollar. The U.S. dollar and the Euro carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet  at December 31, 2014 is as follows:

U.S. dollars
Cash and cash equivalents	$69,899
Short-term investments	500
Accounts receivable	14,304
Accounts payable	4,012

Euros
Cash and cash equivalents	€9,190
Accounts receivable	38,916
Accounts payable	27,667